INCOME TAXES (Schedule of Reconciliation of Statutory Federal Rate to Effective Income Tax Rate) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Income tax benefit at U.S. federal income tax rate	(34.00%)	(34.00%)
State tax, net of federal tax effect	(9.00%)	(9.00%)
Non-deductible share-based compensation	(1.00%)	(4.00%)
Change in valuation allowance	44.00%	47.00%
Total
Income tax benefit at U.S. federal income tax rate	$ (1,330,000)	$ (1,549,000)
State tax, net of federal tax effect	(352,000)	(410,000)
Non-deductible share-based compensation	(33,000)	(180,000)
Change in valuation allowance	1,715,000	2,139,000
Total